Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Foreign Currency Translation Adjustments	. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of shareholders’ equity. The following table shows the $ to HKD exchange rates used for translation of HKD-functional subsidiaries:
	For the years ended December 31,
	2023	2024	2025
Year end $: HKD exchange rate	7.8000	7.8000	7.8000
Year average $: HKD exchange rate	7.8000	7.8000	7.8000

Schedule of Estimated Useful Lives, Using the Straight-Line Method

Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Buildings	22 years
Leasehold improvements	life of lease
Machinery and equipment	4 to 5 years
Motor vehicles	3.3 to 10 years
Furniture and fixture	5 years